Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued (in Shares)
Preferred stock, shares outstanding (in Shares)
Class A Common Stock
Common stock subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares at redemption value (in Shares)	24,887	24,887	310,156
Common stock subject to possible redemption, per share (in Dollars per share)	$ 14.52	$ 14.41	$ 13.82
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in Shares)	9,835,000	9,835,000	9,835,000
Common stock, shares outstanding (in Shares)	9,835,000	9,835,000	9,835,000
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	10,000,000	10,000,000	10,000,000
Common stock, shares issued (in Shares)
Common stock, shares outstanding (in Shares)